Spirit of America Energy Fund
Schedule of Investments
August 31, 2022 - (Unaudited)
Shares Market Value
Master Limited Partnerships — Partnership Shares 39.54%
Exploration & Production 3.59%
Black Stone Minerals LP 453,249 $ 7,147,737
Viper Energy Partners LP 19,000 579,880
7,727,617
Midstream - Oil & Gas 31.97%
Cheniere Energy Partners LP 218,369 11,167,391
Crestwood Equity Partners LP 8,000 213,280
DCP Midstream LP 88,100 3,349,562
Energy Transfer LP 679,870 7,961,278
Enterprise Products Partners LP 505,636 13,308,340
Holly Energy Partners LP 37,419 664,561
Magellan Midstream Partners LP 213,015 10,997,964
MPLX LP 423,397 13,811,209
Plains All American Pipeline LP 272,000 3,196,000
Plains GP Holdings LP, A
(a)
5,000 59,900
Western Midstream Partners LP 143,850 4,043,624
68,773,109
Oilfield Services & Equipment 1.29%
USA Compression Partners LP 154,284 2,786,369
Power Generation 0.80%
Brookfield Renewable Partners LP 32,925 1,225,139
NextEra Energy Partners LP 6,150 504,854
1,729,993
Refining & Marketing 1.89%
Sunoco LP 102,474 4,066,168
Total Master Limited Partnerships — Partnership Shares
(Cost $59,442,825) 85,083,256
Shares Market Value
Common Stocks 60.78%
Biofuels 0.09%
Enviva, Inc. 2,700 187,704
Electric Transmission & Distribution 0.14%
Algonquin Power & Utilities Corp. 10,000 137,100
Eversource Energy 1,950 174,896
311,996
Exploration & Production 4.38%
CNX Resources Corp.
(a)
9,000 159,030
Continental Resources, Inc. 1,500 104,745
Devon Energy Corp. 9,000 635,580
Diamondback Energy, Inc. 3,400 453,152

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
Shares Market Value
EOG Resources, Inc. 3,100 $ 376,030
Marathon Oil Corp. 52,273 1,337,666
Occidental Petroleum Corp. 5,500 390,500
Pioneer Natural Resources Co. 23,647 5,987,893
9,444,596
Gas Utilities 1.18%
UGI Corp. 64,422 2,544,669
Integrated Electric Utilities 1.80%
Dominion Energy, Inc. 36,042 2,948,235
Duke Energy Corp. 3,000 320,730
PPL Corp. 20,250 588,870
3,857,835
Integrated Oils 9.91%
BP PLC  ADR 79,361 2,447,493
Chevron Corp. 89,030 14,072,082
Exxon Mobil Corp. 50,170 4,795,750
21,315,325
Midstream - Oil & Gas 27.02%
Antero Midstream Corp. 57,100 574,997
Cheniere Energy, Inc. 37,975 6,082,836
Enbridge, Inc. 217,627 8,970,585
Hess Midstream LP, Class A 233,837 6,619,925
Kinder Morgan, Inc. 389,494 7,135,530
ONEOK, Inc. 100,421 6,148,778
Targa Resources Corp. 25,600 1,746,688
TC Energy Corp. 118,428 5,708,230
Williams Companies, Inc. (The) 444,282 15,118,916
58,106,485
Oilfield Services & Equipment 0.54%
Baker Hughes Co. 44,500 1,124,070
Schlumberger Ltd. 1,000 38,150
1,162,220
Refining & Marketing 15.61%
Marathon Petroleum Corp. 100,421 10,117,416
Phillips 66 135,736 12,142,943
Valero Energy Corp. 96,819 11,339,441
33,599,800
Renewable Energy Equipment 0.11%
SolarEdge Technologies, Inc.
(a)
900 248,373
Total Common Stocks
(Cost $104,785,962) 130,779,003

Spirit of America Energy Fund
Schedule of Investments (continued)
August 31, 2022 - (Unaudited)
Shares Market Value
Money Market Funds 0.60%
Morgan Stanley Institutional Liquidity Funds Government Portfolio,
Institutional Class, 2.11%
(b)
1,290,820 $ 1,290,820
Total Money Market Funds
(Cost $1,290,820) 1,290,820
Total Investments — 100.92%
(Cost $165,519,607) 217,153,079
Liabilities in Excess of Other Assets  — (0.92)% (1,979,450)
NET ASSETS - 100.00% $ 215,173,629
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of August 31, 2022.
ADR - American Depositary Receipt.